Deferred dry dock and special survey costs, net (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Dry Dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

Dry docking costs

Balance January 1, 2022	$912
Additions	189
Amortization of special survey costs	(266)
Balance September 30, 2022	$835